RIGHT OF USE ASSETS - LEASE - Additional Information (Detail) - USD ($)			3 Months Ended		9 Months Ended
	Nov. 01, 2019	Sep. 04, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Apr. 02, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Repayment of lease liabilities			$ 23,518		$ 33,761
Right-of-use asset							$ 442,684
Lease liability							$ 442,684
Long-term lease liability			347,286		347,286			$ 8,001
Toronto Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease term	18 months
Right of use asset amortization					16,976
Interest expenses on lease					10,970
Repayment of lease liabilities					14,237
Chapel Hill Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset amortization					42,840
Interest expenses on lease					12,693
Lease term		62 months
Lease rent		$ 8,320
Repayment of lease liabilities					19,528
Long-term lease liability			$ 347,286		$ 347,286